LONG-TERM DEBT - Issued (Details) $ in Millions, $ in Millions	1 Months Ended												12 Months Ended
	Aug. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	May 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Jan. 31, 2023 USD ($)	May 31, 2022 USD ($)	May 31, 2022 CAD ($)	Oct. 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Jan. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Jan. 09, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Sep. 30, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Jun. 30, 2021 USD ($)	Jan. 04, 2021 USD ($)
Debt Instrument [Line Items]
Outstanding																	$ 53,118			$ 41,706
TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding																	36,815			34,998
Senior Unsecured Term Loan Due May 2026 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount			$ 1,024
Senior Unsecured Notes Due March 2026 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount				$ 850
Interest Rate				6.20%	6.20%
Senior Unsecured Notes One Due March 2026 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount				$ 400
Medium Term Notes Due July 2030 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount					$ 1,250
Interest Rate				5.28%	5.28%
Medium Term Notes Due March 2026 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount					$ 600
Interest Rate				5.42%	5.42%
Medium Term Notes One Due March 2026 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount					$ 400
Medium Term Notes due May 2032 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount								$ 800
Interest Rate							5.33%	5.33%
Medium Term Notes due May 2026 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount								$ 400
Interest Rate							4.35%	4.35%
Medium Term Notes due May 2052 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount								$ 300
Interest Rate							5.92%	5.92%
Senior Unsecured Notes due October 2024 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount									$ 1,250
Interest Rate									1.00%
Senior Unsecured Notes due October 2031 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount									$ 1,000
Interest Rate									2.50%
Senior Unsecured Notes due October 2031 | PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Debt Instrument [Line Items]
Amount									$ 125
Interest Rate									2.68%
Medium Term Notes due June 2024 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount											$ 750
Medium Term Notes due June 2031 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount											500
Interest Rate																					2.97%
Medium Term Notes due September 2047 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount											$ 250
Interest Rate																					4.33%
Long-term debt, re-issuance yield											4.19%
Senior Unsecured Notes Due November 2033 | COLUMBIA PIPELINES OPERATING COMPANY LLC
Debt Instrument [Line Items]
Amount	$ 1,500
Interest Rate	6.04%
Senior Unsecured Notes Due November 2053 | COLUMBIA PIPELINES OPERATING COMPANY LLC
Debt Instrument [Line Items]
Amount	$ 1,250
Interest Rate	6.54%
Senior Unsecured Notes Due August 2030 | COLUMBIA PIPELINES OPERATING COMPANY LLC
Debt Instrument [Line Items]
Amount	$ 750
Interest Rate	5.93%
Senior Unsecured Notes Due August 2043 | COLUMBIA PIPELINES OPERATING COMPANY LLC
Debt Instrument [Line Items]
Amount	$ 600
Interest Rate	6.50%
Senior Unsecured Notes Due August 2063 | COLUMBIA PIPELINES OPERATING COMPANY LLC
Debt Instrument [Line Items]
Amount	$ 500
Interest Rate	6.71%
Senior Unsecured Notes Due August 2028 | COLUMBIA PIPELINES HOLDING COMPANY LLC
Debt Instrument [Line Items]
Amount	$ 700
Interest Rate	6.04%
Senior Unsecured Notes Due August 2026 | COLUMBIA PIPELINES HOLDING COMPANY LLC
Debt Instrument [Line Items]
Amount	$ 300
Interest Rate	6.06%
Senior Unsecured Notes due June 2030 | GAS TRANSMISSION NORTHWEST LLC
Debt Instrument [Line Items]
Amount		$ 50
Interest Rate		4.92%
Senior Unsecured Term Loan Due January 2028 | TC ENERGÍA MEXICANA, S. DE R.L. DE C.V.
Debt Instrument [Line Items]
Amount						$ 1,800
Senior Unsecured Revolving Credit Facility Due January 2028 | TC ENERGÍA MEXICANA, S. DE R.L. DE C.V.
Debt Instrument [Line Items]
Amount						$ 500
Senior Unsecured Notes due May 2032 | ANR PIPELINE COMPANY
Debt Instrument [Line Items]
Amount							$ 300
Interest Rate							3.43%	3.43%
Senior Unsecured Notes due May 2034 | ANR PIPELINE COMPANY
Debt Instrument [Line Items]
Amount							$ 200
Interest Rate							3.58%	3.58%
Senior Unsecured Notes due May 2037 | ANR PIPELINE COMPANY
Debt Instrument [Line Items]
Amount							$ 200
Interest Rate							3.73%	3.73%
Senior Unsecured Notes due May 2029 | ANR PIPELINE COMPANY
Debt Instrument [Line Items]
Amount							$ 100
Interest Rate							3.26%	3.26%
Line of credit | KEYSTONE XL SUBSIDIARIES | Project Level Credit Facility due June 2021
Debt Instrument [Line Items]
Amount												$ 849	$ 849	$ 1,028
Revolving credit facility, borrowing capacity												4,100									$ 1,600	$ 4,100
Unsecured Term Loan due June 2022 | COLUMBIA PIPELINE GROUP, INC.
Debt Instrument [Line Items]
Amount												$ 4,040
Total committed amount																			$ 4,200
Senior Unsecured Notes due August 2024 | TUSCARORA GAS TRANSMISSION COMPANY
Debt Instrument [Line Items]
Amount										$ 13
Senior Unsecured Term Loan
Debt Instrument [Line Items]
Unamortized debt issue costs																		$ 3
Senior Unsecured Term Loan | TC ENERGÍA MEXICANA, S. DE R.L. DE C.V.
Debt Instrument [Line Items]
Outstanding																$ 1,800	$ 2,377		$ 0	$ 0
Senior Unsecured Notes, Maturity Date of January 2034 | COLUMBIA PIPELINES HOLDING COMPANY LLC | Subsequent event
Debt Instrument [Line Items]
Interest Rate															5.68%
Outstanding															$ 500